SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

Note 15—SHAREHOLDERS’ EQUITY

Hexindai Inc. was established under the laws of the Cayman Islands on April 26, 2016. The authorized number of ordinary shares is 500,000,000 shares with par value of US$0.0001 each. As of March 31, 2019 and 2018, 49,204,083 and 47,958,550 ordinary shares were outstanding. The shares are presented on a retroactive basis to reflect the nominal share issuance.